INVENTORIES (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
INVENTORIES
Handsets and accessories	₽ 12,412	₽ 15,191
Spare parts for telecommunication equipment	984	213
Advertising and other materials	912	916
SIM cards and prepaid phone cards	700	1,167
TV equipment for resale	494	676
Software and equipment for installation and resale	13	491
Total inventories	₽ 15,515	₽ 18,654
Expected utilization after year end of spare parts for telecommunication equipment, in months	12 months